Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 373,438	$ 135,064
Short-term investments	48,909	3,529
Accounts and notes receivable, net	164,482	119,441
Other receivables	84,474	42,469
Inventories	66,390	51,650
Prepaid expenses and other current assets	103,900	115,834
Derivative instruments	10,365	416
Total current assets	851,958	468,403
Non-current assets
Miscellaneous	251,531	93,581
Collateral deposits	2,500	2,500
Property and equipment, net	1,308,732	1,127,042
Net intangible assets and goodwill	148,950	66,644
Deferred income taxes	104,250	90,287
Derivative instruments	68,339	79,874
Equity method investments	16,033	14,346
Lease right of use asset	1,133,551	949,977
Total non-current assets	3,033,886	2,424,251
Total assets	3,885,844	2,892,654
Current liabilities
Accounts payable	356,606	347,895
Royalties payable to McDonald’s Corporation	34,099	20,860
Income taxes payable	50,635	39,004
Other taxes payable	93,287	79,462
Accrued payroll and other liabilities	145,460	113,259
Provision for contingencies	1,455	1,199
Interest payable	18,915	7,798
Short-term debt	0	60,251
Current portion of long-term debt	11,776	2,624
Derivative instruments	9,666	1,292
Operating lease liabilities	106,836	92,280
Total current liabilities	828,735	765,924
Non-current liabilities
Accrued payroll and other liabilities	91,801	20,928
Provision for contingencies	49,399	29,157
Long-term debt, excluding current portion	1,125,885	715,974
Derivative instruments	14,201	0
Deferred income taxes	2,757	2,084
Operating lease liabilities	1,000,927	849,158
Total non-current liabilities	2,284,970	1,617,301
Total liabilities	3,113,705	2,383,225
Equity
Additional paid-in capital	8,659	8,659
Retained earnings	825,946	664,390
Accumulated other comprehensive loss	(567,630)	(668,484)
Common stock in treasury	(19,367)	(19,367)
Total Arcos Dorados Holdings Inc. shareholders’ equity	770,490	508,080
Non-controlling interests in subsidiaries	1,649	1,349
Total equity	772,139	509,429
Total liabilities and equity	3,885,844	2,892,654
Class A
Equity
Common stock	389,967	389,967
Class B
Equity
Common stock	$ 132,915	$ 132,915